UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (98.7%)(a)
			Shares	Value

Aerospace and defense (5.1%)

Astronics Corp.(NON)			146,700	$9,302,247

Astronics Corp. Class B(NON)			29,340	1,905,926

General Dynamics Corp.			286,700	31,227,364

Honeywell International, Inc.			787,400	73,039,224

Rockwell Collins, Inc.(S)			212,200	16,905,974

United Technologies Corp.			565,700	66,096,388

				198,477,123
Airlines (1.4%)

Delta Air Lines, Inc.			910,900	31,562,685

Spirit Airlines, Inc.(NON)			382,300	22,708,620

				54,271,305
Auto components (0.9%)

Dana Holding Corp.			518,000	12,053,860

TRW Automotive Holdings Corp.(NON)(S)			293,382	23,945,839

				35,999,699
Automobiles (0.3%)

Tesla Motors, Inc.(NON)			55,800	11,631,510

				11,631,510
Banks (1.7%)

Ally Financial, Inc.			1,764	14,508,900

Bancorp, Inc. (The)(NON)			854,500	16,073,145

Bank of America Corp.			961,000	16,529,200

PacWest Bancorp(S)			416,100	17,896,461

				65,007,706
Beverages (1.9%)

Brown-Forman Corp. Class B(S)			132,400	11,874,956

Coca-Cola Enterprises, Inc.			363,300	17,351,208

Monster Beverage Corp.(NON)			242,900	16,869,405

PepsiCo, Inc.			254,500	21,250,750

Remy Cointreau SA (France)(S)			87,883	7,052,443

				74,398,762
Biotechnology (5.8%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			123,100	5,677,372

Alkermes PLC(NON)			262,900	11,591,261

Biogen Idec, Inc.(NON)			69,500	21,257,965

BioMarin Pharmaceutical, Inc.(NON)			133,700	9,119,677

Celgene Corp.(NON)			239,384	33,418,006

Cubist Pharmaceuticals, Inc.(NON)			488,511	35,734,580

Gilead Sciences, Inc.(NON)			996,433	70,607,242

InterMune, Inc.(NON)			280,181	9,377,658

Neuralstem, Inc.(NON)(S)			1,734,011	7,265,506

Retrophin, Inc.(NON)			455,137	9,680,764

Vertex Pharmaceuticals, Inc.(NON)			175,879	12,438,163

				226,168,194
Building products (0.4%)

Allegion PLC (Ireland)			319,333	16,659,603

				16,659,603
Capital markets (1.9%)

Carlyle Group LP (The) (Partnership shares)			429,633	15,097,304

Charles Schwab Corp. (The)			1,691,200	46,220,496

KKR & Co. LP			611,000	13,955,240

				75,273,040
Chemicals (3.2%)

Agrium, Inc. (Canada)(S)			126,800	12,365,536

Axiall Corp.			220,100	9,886,892

Chemtura Corp.(NON)			848,100	21,448,449

Dow Chemical Co. (The)			558,300	27,127,797

Monsanto Co.			247,500	28,158,075

Symrise AG (Germany)			238,940	11,935,907

W.R. Grace & Co.(NON)			139,900	13,873,883

				124,796,539
Commercial services and supplies (1.1%)

KAR Auction Services, Inc.			620,974	18,846,561

MiX Telematics, Ltd. ADR (South Africa)(NON)(S)			290,613	3,132,808

Tyco International, Ltd.			468,290	19,855,496

				41,834,865
Communications equipment (0.8%)

Juniper Networks, Inc.(NON)			435,500	11,218,480

Qualcomm, Inc.			270,735	21,350,162

				32,568,642
Construction materials (0.3%)

Eagle Materials, Inc.			127,200	11,277,552

				11,277,552
Consumer finance (0.6%)

American Express Co.			132,500	11,928,975

Santander Consumer USA Holdings, Inc.(NON)			442,350	10,651,788

				22,580,763
Containers and packaging (0.3%)

Sealed Air Corp.			366,089	12,033,345

				12,033,345
Diversified consumer services (0.4%)

Bright Horizons Family Solutions, Inc.(NON)			390,351	15,266,628

				15,266,628
Diversified financial services (0.9%)

CBOE Holdings, Inc.			71,800	4,063,880

CME Group, Inc.			407,500	30,159,075

				34,222,955
Diversified telecommunication services (0.4%)

Iridium Communications, Inc.(NON)(S)			1,032,606	7,754,871

Verizon Communications, Inc.			170,845	8,127,097

				15,881,968
Electrical equipment (0.5%)

AMETEK, Inc.			377,500	19,437,475

				19,437,475
Electronic equipment, instruments, and components (0.7%)

Anixter International, Inc.			132,700	13,471,704

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			670,600	14,444,724

				27,916,428
Energy equipment and services (2.1%)

Dril-Quip, Inc.(NON)			104,900	11,759,290

Halliburton Co.			680,500	40,074,645

Oil States International, Inc.(NON)			84,092	8,291,471

Schlumberger, Ltd.			219,800	21,430,500

				81,555,906
Food and staples retail (1.9%)

Costco Wholesale Corp.			159,300	17,790,624

CVS Caremark Corp.			595,800	44,601,588

Whole Foods Market, Inc.(S)			223,100	11,313,401

				73,705,613
Food products (1.1%)

Hillshire Brands Co.			283,900	10,578,114

Mead Johnson Nutrition Co.			348,071	28,938,623

S&W Seed Co.(NON)(S)			353,129	2,616,686

				42,133,423
Health-care equipment and supplies (3.0%)

Align Technology, Inc.(NON)			75,300	3,899,787

AtriCure, Inc.(NON)			253,576	4,769,765

Baxter International, Inc.			309,658	22,784,636

GenMark Diagnostics, Inc.(NON)			920,982	9,154,561

St. Jude Medical, Inc.			454,900	29,745,911

Tornier NV (Netherlands)(NON)			568,550	12,064,631

Zeltiq Aesthetics, Inc.(NON)			260,525	5,108,895

Zimmer Holdings, Inc.(S)			317,600	30,038,608

				117,566,794
Health-care providers and services (0.7%)

Catamaran Corp.(NON)			386,424	17,296,338

LifePoint Hospitals, Inc.(NON)			145,376	7,930,261

				25,226,599
Hotels, restaurants, and leisure (3.3%)

Bloomin' Brands, Inc.(NON)			664,119	16,005,268

Hilton Worldwide Holdings, Inc.(NON)(S)			1,064,000	23,663,360

Intrawest Resorts Holdings, Inc.(NON)			525,150	6,847,956

Marriott International, Inc. Class A(S)			422,600	23,674,052

Merlin Entertainments PLC 144A (United Kingdom)(NON)			668,534	4,201,841

Norwegian Cruise Line Holdings, Ltd.(NON)			392,796	12,675,527

Wyndham Worldwide Corp.			587,269	43,005,709

				130,073,713
Household durables (1.8%)

Panasonic Corp. (Japan)			1,727,300	19,705,520

PulteGroup, Inc.			1,506,100	28,902,059

Whirlpool Corp.			145,100	21,686,646

				70,294,225
Independent power and renewable electricity producers (0.4%)

Calpine Corp.(NON)			795,536	16,634,658

				16,634,658
Industrial conglomerates (0.7%)

Siemens AG (Germany)			201,877	27,171,910

				27,171,910
Insurance (1.3%)

American International Group, Inc.			324,700	16,238,247

Hartford Financial Services Group, Inc. (The)			708,300	24,981,741

Prudential PLC (United Kingdom)			445,521	9,421,789

				50,641,777
Internet and catalog retail (3.5%)

Amazon.com, Inc.(NON)			112,700	37,925,804

Bigfoot GmbH (acquired 8/2/13, cost $3,495,144) (Private) (Brazil)(F)(RES)(NON)			159	2,356,889

Ctrip.com International, Ltd. ADR (China)(NON)(S)			171,439	8,643,954

Groupon, Inc.(NON)			1,075,600	8,432,704

HSN, Inc.			171,600	10,249,668

priceline.com, Inc.(NON)			52,890	63,039,062

Zalando AG (acquired 9/30/13, cost $6,098,258) (Private) (Germany)(F)(RES)(NON)			136	6,117,826

				136,765,907
Internet software and services (7.2%)

Baidu, Inc. ADR (China)(NON)			115,800	17,645,604

eBay, Inc.(NON)			518,200	28,625,368

Facebook, Inc. Class A(NON)			883,700	53,234,088

Google, Inc. Class A(NON)			146,348	163,106,309

Yahoo!, Inc.(NON)			258,100	9,265,790

Yandex NV Class A (Russia)(NON)(S)			370,300	11,179,357

				283,056,516
IT Services (2.5%)

Cognizant Technology Solutions Corp.(NON)			348,200	17,622,402

Visa, Inc. Class A(S)			377,300	81,443,978

				99,066,380
Leisure products (0.3%)

Sega Sammy Holdings, Inc. (Japan)			479,000	10,706,629

				10,706,629
Life sciences tools and services (1.8%)

PerkinElmer, Inc.			380,000	17,122,800

Thermo Fisher Scientific, Inc.			370,153	44,507,197

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)(S)			201,832	7,439,528

				69,069,525
Machinery (1.0%)

TriMas Corp.(NON)			610,614	20,272,385

Wabtec Corp.			236,100	18,297,750

				38,570,135
Marine (0.5%)

Kirby Corp.(NON)			192,000	19,440,000

				19,440,000
Media (3.2%)

CBS Corp. Class B (non-voting shares)			479,500	29,633,100

Comcast Corp. Class A			601,000	30,062,020

DISH Network Corp. Class A(NON)			162,600	10,115,346

Liberty Global PLC Class A (United Kingdom)(NON)(S)			381,500	15,870,400

Liberty Global PLC Class C (United Kingdom)(NON)			288,900	11,761,119

Madison Square Garden Co. (The) Class A(NON)			348,879	19,809,350

Rightmove PLC (United Kingdom)			137,463	6,045,543

				123,296,878
Metals and mining (0.4%)

Constellium NV Class A (Netherlands)(NON)			480,334	14,097,803

				14,097,803
Multiline retail (0.5%)

Dollar General Corp.(NON)			326,791	18,130,365

				18,130,365
Oil, gas, and consumable fuels (4.0%)

Anadarko Petroleum Corp.			136,464	11,566,689

Cabot Oil & Gas Corp.			360,600	12,217,128

Cheniere Energy, Inc.(NON)			105,600	5,844,960

EOG Resources, Inc.			136,500	26,777,205

Gaztransport Et Technigaz SA (France)(NON)			186,031	12,042,857

Gulfport Energy Corp.(NON)			238,700	16,990,666

Kodiak Oil & Gas Corp.(NON)(S)			1,908,600	23,170,404

MPLX LP (Partnership shares)			41,482	2,032,203

QEP Resources, Inc.			715,500	21,064,320

Scorpio Tankers, Inc.			515,070	5,135,248

Suncor Energy, Inc. (Canada)			545,410	19,048,648

				155,890,328
Paper and forest products (0.5%)

International Paper Co.			390,400	17,911,552

				17,911,552
Personal products (0.4%)

Coty, Inc. Class A(S)			1,118,000	16,747,640

				16,747,640
Pharmaceuticals (5.0%)

AbbVie, Inc.			395,300	20,318,420

Actavis PLC(NON)			261,600	53,850,360

Allergan, Inc.			209,500	25,998,950

AstraZeneca PLC ADR (United Kingdom)(S)			345,800	22,435,504

Auxilium Pharmaceuticals, Inc.(NON)			246,200	6,691,716

Bristol-Myers Squibb Co.			373,100	19,382,545

Eli Lilly & Co.			307,200	18,081,792

Jazz Pharmaceuticals PLC(NON)			215,367	29,867,096

				196,626,383
Professional services (0.6%)

Nielsen Holdings NV			349,200	15,584,796

TrueBlue, Inc.(NON)			301,500	8,821,890

				24,406,686
Real estate investment trusts (REITs) (0.8%)

Altisource Residential Corp. (Virgin Islands)(R)			282,339	8,910,619

American Tower Corp.(R)			202,002	16,537,904

Equity Lifestyle Properties, Inc.(R)			126,973	5,161,452

				30,609,975
Real estate management and development (0.7%)

CBRE Group, Inc. Class A(NON)			559,900	15,358,057

RE/MAX Holdings, Inc. Class A(NON)			472,639	13,626,182

				28,984,239
Road and rail (1.4%)

Genesee & Wyoming, Inc. Class A(NON)			124,700	12,135,804

Union Pacific Corp.			235,200	44,137,632

				56,273,436
Semiconductors and semiconductor equipment (1.9%)

Applied Materials, Inc.(S)			921,800	18,823,156

Freescale Semiconductor, Ltd.(NON)(S)			355,995	8,689,838

Himax Technologies, Inc. ADR (Taiwan)(S)			397,400	4,578,048

Micron Technology, Inc.(NON)			1,763,573	41,726,137

				73,817,179
Software (6.0%)

Electronic Arts, Inc.(NON)(S)			1,018,800	29,555,388

Mentor Graphics Corp.			830,400	18,285,408

Microsoft Corp.			1,147,800	47,048,322

Oracle Corp.			1,028,800	42,088,208

Red Hat, Inc.(NON)			619,900	32,842,302

ServiceNow, Inc.(NON)(S)			184,600	11,061,232

Splunk, Inc.(NON)			105,200	7,520,748

SS&C Technologies Holdings, Inc.(NON)			421,420	16,865,228

TiVo, Inc.(NON)			2,082,300	27,548,829

				232,815,665
Specialty retail (3.3%)

Bed Bath & Beyond, Inc.(NON)(S)			163,487	11,247,906

Five Below, Inc.(NON)(S)			396,700	16,851,816

Gap, Inc. (The)			329,900	13,215,794

Home Depot, Inc. (The)			437,700	34,635,201

Tile Shop Holdings, Inc.(NON)(S)			786,259	12,147,702

TJX Cos., Inc. (The)			424,844	25,766,789

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			167,500	16,327,900

				130,193,108
Technology hardware, storage, and peripherals (5.1%)

Apple, Inc.			263,976	141,686,478

NetApp, Inc.			229,300	8,461,170

SanDisk Corp.			215,255	17,476,553

Western Digital Corp.			359,100	32,972,562

				200,596,763
Textiles, apparel, and luxury goods (1.5%)

Michael Kors Holdings, Ltd.(NON)(S)			242,500	22,617,975

NIKE, Inc. Class B			214,600	15,850,356

Tumi Holdings, Inc.(NON)			943,000	21,340,090

				59,808,421
Tobacco (0.8%)

Philip Morris International, Inc.			387,600	31,732,812

				31,732,812
Trading companies and distributors (0.6%)

DXP Enterprises, Inc.(NON)			41,600	3,949,088

WESCO International, Inc.(NON)(S)			236,000	19,639,920

				23,589,008
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)			354,327	13,042,774

				13,042,774

Total common stocks (cost $3,167,187,960)				$3,855,954,827

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$1,080,395

Neuralstem, Inc. Ser. J(F)	1/3/19	3.64	721,455	396,800

Total warrants (cost $1,699,687)				$1,477,195

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	$—

Total convertible preferred stocks (cost $10,451,238)				$—

SHORT-TERM INVESTMENTS (9.5%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.11%, July 24, 2014			$278,000	$277,962

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			3,998,000	3,995,181

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.10%, August 21, 2014(SEGSF)			714,000	713,838

Putnam Cash Collateral Pool, LLC 0.18%(d)			293,067,205	293,067,205

Putnam Short Term Investment Fund 0.07%(AFF)			72,884,508	72,884,508

Total short-term investments (cost $370,938,212)				$370,938,694

TOTAL INVESTMENTS

Total investments (cost $3,550,277,097)(b)				$4,228,370,716

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $95,140,438) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/21/14	$46,999,689	$47,409,343	$409,654
UBS AG
	Euro	Sell	6/18/14	47,732,609	47,731,095	(1,514)

Total						$408,140

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	298,288	$—	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP12P) of common stocks	$948,101

Total		$—	$948,101

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,907,558,497.
(b)	The aggregate identified cost on a tax basis is $3,550,438,806, resulting in gross unrealized appreciation and depreciation of $749,083,520 and $71,151,610, respectively, or net unrealized appreciation of $677,931,910.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8,474,715, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$42,026,996	$730,442,193	$699,584,681	$33,867	$72,884,508
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $293,067,205, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $290,081,624.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $121,884 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,514 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $4,337,145.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$703,280,219	$30,412,149	$8,474,715
Consumer staples	238,718,250	—	—
Energy	237,446,234	—	—
Financials	292,811,555	14,508,900	—
Health care	634,657,495	—	—
Industrials	520,131,546	—	—
Information technology	949,837,573	—	—
Materials	180,116,791	—	—
Telecommunication services	28,924,742	—	—
Utilities	16,634,658	—	—
Total common stocks	3,802,559,063	44,921,049	8,474,715
Convertible preferred stocks	—	—	—
Warrants	1,080,395	396,800	—
Short-term investments	72,884,508	298,054,186	—

Totals by level	$3,876,523,966	$343,372,035	$8,474,715

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$408,140	$—
Total return swap contracts	—	948,101	—

Totals by level	$—	$1,356,241	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$409,654	$1,514
Equity contracts	2,425,296	—

Total	$2,834,950	$1,514

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$52,600,000
OTC total return swap contracts (notional)		$45,000,000
Warrants (number of warrants)		1,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Barclays Bank PLC	Deutsche Bank AG	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$948,101	$—	948,101
	Forward currency contracts#	409,654	—	—	409,654

	Total Assets	$409,654	$948,101	$—	$1,357,755
	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—
	Forward currency contracts#	—	—	1,514	1,514

	Total Liabilities	$—	$—	$1,514	$1,514

	Total Financial and Derivative Net Assets	$409,654	$948,101	$(1,514)	$1,356,241
	Total collateral received (pledged)##†	$—	$(4,337,145)	$121,884	$(4,215,261)
	Net amount	$409,654	$5,285,246	$(123,398)	$5,571,502

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014